Offerings - Offering: 1	Apr. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	350,000
Proposed Maximum Offering Price per Unit	36.95
Maximum Aggregate Offering Price	$ 12,932,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,979.97
Offering Note	Note 1.a - Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of common stock, par value $0.01 per share, of CenterPoint Energy, Inc. ("Common Stock") that may be offered or become issuable under the Amended and Restated CenterPoint Energy, Inc. Stock Plan for Outside Directors, as amended, as a result of stock splits, stock dividends or other similar transactions pursuant to the terms thereof. Note 1.b - Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of Common Stock as reported by the New York Stock Exchange on April 16, 2025.